UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

790 E. Colorado Blvd., 9th Floor
Pasadena, California 91101
(Address of principal executive offices) (Zip code)

Glenn S. Freed

Vericimetry Advisors LLC
790 E. Colorado Blvd., 9th Floor
Pasadena, California 91101
 (Name and address of agent for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2015

Vericimetry Funds
TABLE OF CONTENTS
March 31, 2015

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	18
Financial Highlights	21
Notes to Financial Statements	22
Expense Example	27
Other Information	28
Board Approval of Investment Management Agreement	29

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds
LETTER TO SHAREHOLDERS
March 31, 2015 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2015.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely

Dr. Glenn S. Freed and Dr. Mendel Fygenson

Co-Chief Executive Officers

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money.  Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

(1)	Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 96.9%
BASIC MATERIALS – 3.7%
A Schulman, Inc.[1]	9,750	$469,950
Aceto Corp.	3,765	82,830
AK Steel Holding Corp.*, 1	9,000	40,230
Allegheny Technologies, Inc.	1,600	48,016
Axiall Corp.	9,100	427,154
Cabot Corp.	500	22,500
Century Aluminum Co.*	34,600	477,480
Chemtura Corp.*, 1	800	21,832
Clearwater Paper Corp.*	700	45,710
Cliffs Natural Resources, Inc.[1]	8,400	40,404
Coeur Mining, Inc.*, 1	17,900	84,309
Commercial Metals Co.	30,400	492,176
Domtar Corp.	3,000	138,660
Friedman Industries, Inc.	1,000	6,200
H.B. Fuller Co.[1]	2,000	85,740
Hawkins, Inc.	1,790	68,002
Hecla Mining Co.	31,500	93,870
Horsehead Holding Corp.*, 1	9,200	116,472
Innophos Holdings, Inc.	600	33,816
Kaiser Aluminum Corp.	9,613	739,143
KMG Chemicals, Inc.	7,231	193,285
Koppers Holdings, Inc.[1]	700	13,776
Kraton Performance Polymers, Inc.*	11,200	226,352
Kronos Worldwide, Inc.	5,300	67,045
Landec Corp.*	5,300	73,935
Materion Corp.	2,900	111,447
Mercer International, Inc.*	14,300	219,648
Noranda Aluminum Holding Corp.	20,710	61,509
Northern Technologies International Corp.*	2,300	43,953
Oil-Dri Corp. of America	200	6,730
Olin Corp.[1]	15,070	482,843
OM Group, Inc.	11,800	354,354
OMNOVA Solutions, Inc.*	4,400	37,532
Orchids Paper Products Co.	3,700	99,752
PH Glatfelter Co.	11,667	321,192
Resolute Forest Products, Inc.*	13,200	227,700
Schnitzer Steel Industries, Inc. - Class A	9,800	155,428
Schweitzer-Mauduit International, Inc.	900	41,508
Sensient Technologies Corp.	3,000	206,640
Shiloh Industries, Inc.*, 1	2,220	31,169
Stillwater Mining Co.*	21,600	279,072
Tronox Ltd. - Class A	7,400	150,442
United States Lime & Minerals, Inc.	300	19,350
Universal Stainless & Alloy Products, Inc.*	1,900	49,818
Verso Corp.*, 1	22,700	40,860
Wausau Paper Corp.	8,300	79,099
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Zep, Inc.	1,600	27,248
		7,156,181
COMMUNICATIONS – 5.0%
1-800-Flowers.com, Inc. - Class A*	15,613	184,702
AH Belo Corp. - Class A	4,235	34,854
Alaska Communications Systems Group, Inc.*	22,400	37,632
AOL, Inc.*	5,900	233,699
ARRIS Group, Inc.*	2,500	72,237
Atlantic Tele-Network, Inc.	3,329	230,433
Autobytel, Inc.*	1,380	20,383
Aviat Networks, Inc.*	19,400	23,086
Aware, Inc.	10,900	47,960
Bankrate, Inc.*	5,600	63,504
Beasley Broadcast Group, Inc. - Class A	800	4,088
Black Box Corp.	2,600	54,418
Blucora, Inc.*	5,500	75,130
Blue Nile, Inc.*	1,500	47,760
Calix, Inc.*, 1	5,400	45,306
Chegg, Inc.*, 1	2,290	18,206
Cincinnati Bell, Inc.*	11,050	39,007
ClearOne, Inc.	1,100	11,726
Communications Systems, Inc.	100	1,141
Comtech Telecommunications Corp.	4,426	128,133
Courier Corp.	9,700	237,456
Cumulus Media, Inc. - Class A*	9,000	22,230
Daily Journal Corp.*	200	36,640
Dice Holdings, Inc.*	1,700	15,164
DigitalGlobe, Inc.*, 1	7,700	262,339
EarthLink Holdings Corp.[1]	20,000	88,800
Entercom Communications Corp. - Class A*	13,700	166,455
Entravision Communications Corp. - Class A1	15,800	100,014
ePlus, Inc.*	4,440	385,969
EW Scripps Co. - Class A*, 1	16,690	474,664
Finisar Corp.*	1,000	21,340
FTD Cos., Inc.*	4,446	133,113
General Communication, Inc. - Class A*, 1	3,730	58,785
Global Sources Ltd.*, 1	2,967	17,387
GlobalSCAPE, Inc.	5,810	19,870
Gray Television, Inc.*	12,800	176,896
Gray Television, Inc. - Class A*	4,881	57,498
Harmonic, Inc.*	16,400	121,524
Harte-Hanks, Inc.	5,368	41,870
Hawaiian Telcom Holdco, Inc.*, 1	2,300	61,249
ID Systems, Inc.*, 1	3,900	24,843
Intelsat S.A.*	5,210	62,520

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
InterDigital, Inc.	900	$45,666
Internap Corp.*	19,800	202,554
Intralinks Holdings, Inc.*	13,000	134,420
Iridium Communications, Inc.*, 1	25,400	246,634
Ixia*	6,500	78,845
Journal Communications, Inc. - Class A*	15,700	232,674
KVH Industries, Inc.*	2,500	37,800
Limelight Networks, Inc.*, 1	38,959	141,421
Lionbridge Technologies, Inc.*	3,000	17,160
Marchex, Inc. - Class B	13,300	54,264
MeetMe, Inc.*, 1	4,800	8,928
Meredith Corp.	2,000	111,540
Millennial Media, Inc.*, 1	10,400	15,080
ModusLink Global Solutions, Inc.*	11,100	42,735
NeoPhotonics Corp.*	8,530	57,577
NETGEAR, Inc.*	5,700	187,416
New Media Investment Group, Inc.	15,300	366,129
Novatel Wireless, Inc.*	8,700	41,934
Oclaro, Inc.*, 1	29,950	59,301
Orbitz Worldwide, Inc.*	7,560	88,150
Overstock.com, Inc.*, 1	3,000	72,660
PC-Tel, Inc.	6,554	52,432
Perficient, Inc.*	6,100	126,209
Polycom, Inc.*	27,000	361,800
Preformed Line Products Co.	600	25,278
Premiere Global Services, Inc.*	12,811	122,473
Procera Networks, Inc.*, 1	2,400	22,536
Qorvo, Inc.*	15,935	1,270,019
QuinStreet, Inc.*	17,900	106,505
Radio One, Inc. - Class D*	8,178	25,188
RealNetworks, Inc.*	4,990	33,583
RELM Wireless Corp.*	3,100	18,910
RLJ Entertainment, Inc.*	6,000	8,760
Safeguard Scientifics, Inc.*	1,900	34,352
Saga Communications, Inc. - Class A	900	40,086
Salem Media Group, Inc.	2,521	15,529
Scholastic Corp.[1]	10,030	410,628
Shenandoah Telecommunications Co.	1,250	38,950
ShoreTel, Inc.*	3,100	21,142
Sinclair Broadcast Group Inc - Class A1	600	18,846
Sizmek, Inc.*	1,500	10,890
Spok Holdings, Inc.	5,400	103,518
Support.com, Inc.*	2,700	4,212
TechTarget, Inc.*	4,900	56,497
TeleCommunication Systems, Inc. - Class A*	22,103	84,654
Telenav, Inc.*	11,451	90,692
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
TESSCO Technologies, Inc.	1,520	37,483
TheStreet, Inc.	9,702	17,464
Tremor Video, Inc.*, 1	12,500	29,250
United Online, Inc.*	10,218	162,773
Vonage Holdings Corp.*	26,300	129,133
West Corp.	1,650	55,655
Westell Technologies, Inc. - Class A*	18,630	24,405
Wireless Telecom Group, Inc.*	8,178	21,263
		9,784,034
CONSUMER, CYCLICAL – 15.6%
Abercrombie & Fitch Co. - Class A1	11,550	254,562
Allegiant Travel Co.	810	155,755
AMC Entertainment Holdings, Inc. - Class A	16,240	576,358
America's Car-Mart, Inc.*	3,500	189,875
American Eagle Outfitters, Inc.	13,600	232,288
American Woodmark Corp.*	4,100	224,393
Ark Restaurants Corp.	100	2,492
AV Homes, Inc.*	2,520	40,219
Barnes & Noble, Inc.*, 1	15,800	375,250
Bassett Furniture Industries, Inc.	4,750	135,470
Beacon Roofing Supply, Inc.*	1,310	41,003
Big 5 Sporting Goods Corp.	1,400	18,578
Big Lots, Inc.[1]	1,900	91,257
Biglari Holdings, Inc.*, 1	267	110,565
BJ's Restaurants, Inc.*, 1	7,150	360,717
Black Diamond, Inc.*	2,150	20,318
Bloomin' Brands, Inc.	5,000	121,650
Bon-Ton Stores, Inc.[1]	2,500	17,400
Books-A-Million, Inc.*	7,390	20,249
Brinker International, Inc.	1,300	80,028
Brown Shoe Co., Inc.	8,100	265,680
Build-A-Bear Workshop, Inc.*	8,671	170,385
Burlington Stores, Inc.*	5,100	303,042
Callaway Golf Co.	15,850	151,051
Carrols Restaurant Group, Inc.*	3,676	30,474
Casey's General Stores, Inc.	4,200	378,420
Cash America International, Inc.[1]	7,200	167,760
Cato Corp. - Class A	5,500	217,800
Century Casinos, Inc.*	1,900	10,355
Children's Place, Inc.[1]	5,340	342,775
Churchill Downs, Inc.	960	110,371
Citi Trends, Inc.*	4,100	110,700
Columbia Sportswear Co.[1]	14,916	908,384
Commercial Vehicle Group, Inc.*	10,300	66,332
Compx International, Inc.	100	1,140
Cooper Tire & Rubber Co.	3,700	158,508

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Cooper-Standard Holding, Inc.*	100	$5,920
Core-Mark Holding Co., Inc.	7,936	510,444
Cracker Barrel Old Country Store, Inc.	800	121,712
Crocs, Inc.*	9,362	110,565
Crown Crafts, Inc.	2,560	19,891
CST Brands, Inc.	5,525	242,161
Culp, Inc.	750	20,063
Daktronics, Inc.	200	2,162
Denny's Corp.*	5,700	64,980
DineEquity, Inc.	800	85,608
Dixie Group, Inc.*,1	4,000	36,200
Dorman Products, Inc.*,1	3,600	179,100
Douglas Dynamics, Inc.	1,500	34,260
Dover Motorsports, Inc.	8,000	18,960
DSW, Inc. - Class A	1,000	36,880
Emerson Radio Corp.	3,600	4,716
Empire Resorts, Inc.*,1	12,600	57,960
Eros International PLC*	12,750	222,743
Escalade, Inc.	2,000	34,760
Ethan Allen Interiors, Inc.[1]	4,800	132,672
Ezcorp, Inc. - Class A*,1	10,600	96,778
Federal-Mogul Holdings Corp.*	8,136	108,290
Finish Line, Inc. - Class A	2,700	66,204
Flanigan's Enterprises, Inc.	1,800	57,618
Flexsteel Industries, Inc.	872	27,285
Francesca's Holdings Corp.*	3,300	58,740
Fred's, Inc. - Class A1	12,200	208,498
Frisch's Restaurants, Inc.[1]	600	16,290
G&K Services, Inc. - Class A	8,900	645,517
G-III Apparel Group Ltd.*	300	33,795
Gaiam, Inc. - Class A*	4,600	33,534
Gaming Partners International Corp.*	1,400	15,064
Genesco, Inc.*	800	56,984
Gordmans Stores, Inc.*	3,330	27,639
Green Brick Partners, Inc.*	7,798	64,528
Group 1 Automotive, Inc.	8,900	768,337
Guess?, Inc.	2,750	51,123
H&E Equipment Services, Inc.	200	4,998
Haverty Furniture Cos., Inc.	300	7,464
Hawaiian Holdings, Inc.*	39,412	868,049
hhgregg, Inc.*, 1	7,000	42,910
Hooker Furniture Corp.	3,460	65,913
Houston Wire & Cable Co.	6,400	62,272
Iconix Brand Group, Inc.*, 1	12,600	424,242
Installed Building Products, Inc.*	6,300	137,088
Interface, Inc.	100	2,078
International Speedway Corp. - Class A	2,600	84,786
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Interval Leisure Group, Inc.	3,100	81,251
Isle of Capri Casinos, Inc.*	9,400	132,070
Jack in the Box, Inc.	1,570	150,594
JAKKS Pacific, Inc.*, 1	5,000	34,200
JetBlue Airways Corp.*, 1	113,000	2,175,250
Johnson Outdoors, Inc. - Class A	4,400	145,684
Kimball International, Inc. - Class B	4,000	41,920
Kirkland's, Inc.*	2,706	64,268
Kona Grill, Inc.*	800	22,736
La-Z-Boy, Inc.	2,130	59,874
Lakeland Industries, Inc.*	600	5,370
Libbey, Inc.	5,292	211,204
Life Time Fitness, Inc.*	11,000	780,560
Lifetime Brands, Inc.	2,947	45,030
Luby's, Inc.*	900	4,671
M/I Homes, Inc.*, 1	5,100	121,584
Marcus Corp.	7,780	165,636
MarineMax, Inc.*	11,300	299,563
Marriott Vacations Worldwide Corp.	11,500	932,075
MDC Holdings, Inc.[1]	8,900	253,650
Men's Wearhouse, Inc.	584	30,485
Meritage Homes Corp.*	4,600	223,744
Meritor, Inc.*	1,300	16,393
Miller Industries, Inc.	3,125	76,563
Modine Manufacturing Co.*	2,104	28,341
Monarch Casino & Resort, Inc.*	1,800	34,452
Motorcar Parts of America, Inc.*	3,500	97,265
NACCO Industries, Inc. - Class A1	2,880	152,611
Nautilus, Inc.*	8,900	135,903
Office Depot, Inc.*	102,000	938,400
Outerwall, Inc.[1]	500	33,060
Pacific Sunwear of California, Inc.*	15,770	43,525
Papa John's International, Inc.[1]	2,700	166,887
PC Connection, Inc.	13,542	353,311
PCM, Inc.*	3,600	33,624
Penn National Gaming, Inc.*, 1	15,187	237,828
Pep Boys-Manny Moe & Jack*	9,800	94,276
Perfumania Holdings, Inc.*	900	4,923
Perry Ellis International, Inc.*	12,800	296,448
Pinnacle Entertainment, Inc.*	1,680	60,631
RCI Hospitality Holdings, Inc.*	4,100	42,681
Reading International, Inc. - Class A*	17,200	231,340
Red Robin Gourmet Burgers, Inc.*, 1	500	43,500
Regal Entertainment Group - Class A1	15,930	363,841
Regis Corp.*	20,246	331,225
Remy International, Inc.[1]	425	9,439
Republic Airways Holdings, Inc.*	25,400	349,250

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Rocky Brands, Inc.	2,460	$53,136
Ruby Tuesday, Inc.*	21,400	128,614
Rush Enterprises, Inc. - Class A*	11,237	307,444
Rush Enterprises, Inc. - Class B*, 1	3,780	93,442
Ryland Group, Inc.	11,160	543,938
ScanSource, Inc.*	2,700	109,755
Scientific Games Corp. - Class A*, 1	3,400	35,598
Select Comfort Corp.*	9,250	318,847
Shoe Carnival, Inc.	7,400	217,856
Skechers U.S.A., Inc. - Class A*, 1	11,620	835,594
Skullcandy, Inc.*	6,190	69,947
SkyWest, Inc.	26,280	383,951
Sonic Automotive, Inc. - Class A	8,300	206,670
Sonic Corp.[1]	1,500	47,550
Spartan Motors, Inc.	7,427	36,021
Speedway Motorsports, Inc.	12,119	275,707
Sportsman's Warehouse Holdings, Inc.*, 1	4,600	36,754
Stage Stores, Inc.	6,600	151,272
Standard Motor Products, Inc.	700	29,582
Standard Pacific Corp.*	8,630	77,670
Steelcase, Inc. - Class A	12,980	245,841
Stein Mart, Inc.	3,700	46,065
Steiner Leisure Ltd.*	1,300	61,620
Strattec Security Corp.	900	66,456
Superior Industries International, Inc.	10,900	206,337
Superior Uniform Group, Inc.	4,254	80,698
Supreme Industries, Inc. - Class A	10,165	79,592
Systemax, Inc.*, 1	1,119	13,674
Tandy Leather Factory, Inc.	276	2,434
Texas Roadhouse, Inc.	4,600	167,578
Tilly's, Inc.*	4,000	62,600
Titan International, Inc.[1]	14,850	138,996
Titan Machinery, Inc.*, 1	2,500	33,375
Town Sports International Holdings, Inc.	1,600	10,896
Trans World Entertainment Corp.*	8,500	31,450
TravelCenters of America LLC*	5,810	101,326
Tuesday Morning Corp.*, 1	8,200	132,020
Unifi, Inc.*	5,697	205,605
UniFirst Corp.	4,500	529,605
United Stationers, Inc.	1,800	73,782
Universal Electronics, Inc.*	4,600	259,624
Vail Resorts, Inc.	1,200	124,104
Vera Bradley, Inc.*, 1	1,300	21,099
Vitamin Shoppe, Inc.*	3,800	156,522
VOXX International Corp.*	3,924	35,944
Wabash National Corp.*	8,800	124,080
WCI Communities, Inc.*	1,490	35,686
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Wendy's Co.	37,900	413,110
Wesco Aircraft Holdings, Inc.*	5,000	76,600
WESCO International, Inc.*	500	34,945
West Marine, Inc.*	3,900	36,153
Weyco Group, Inc.	97	2,900
William Lyon Homes - Class A*	1,200	30,984
Winnebago Industries, Inc.	1,000	21,260
Wolverine World Wide, Inc.[1]	3,000	100,350
World Fuel Services Corp.	800	45,984
Zumiez, Inc.*	6,400	257,600
		30,622,764
CONSUMER, NON-CYCLICAL – 14.2%
Aaron's, Inc.	9,200	260,452
ABM Industries, Inc.	3,150	100,359
ACCO Brands Corp.*	34,000	282,540
Achillion Pharmaceuticals, Inc.*, 1	14,900	146,914
Acme United Corp.[1]	2,100	38,745
Addus HomeCare Corp.*	3,100	71,362
Affymetrix, Inc.*, 1	7,400	92,944
Albany Molecular Research, Inc.*, 1	3,200	56,320
Alere, Inc.*	6,800	332,520
Alico, Inc.	400	20,504
Almost Family, Inc.*	3,200	143,072
AMAG Pharmaceuticals, Inc.*, 1	1,400	76,524
Amedisys, Inc.*, 1	11,402	305,346
Amsurg Corp.*	10,140	623,813
Analogic Corp.	2,100	190,890
Andersons, Inc.	2,500	103,425
AngioDynamics, Inc.*	11,400	202,806
Apollo Education Group, Inc.*	5,550	105,006
ARC Document Solutions, Inc.*	1,900	17,537
Barrett Business Services, Inc.	1,300	55,692
BioScrip, Inc.*, 1	2,400	10,632
BioTelemetry, Inc.*	13,900	123,015
Booz Allen Hamilton Holding Corp.	7,000	202,580
Boston Beer Co., Inc. - Class A*, 1	300	80,220
Boulder Brands, Inc.*	8,800	83,864
Bridgepoint Education, Inc.*	1,146	11,059
Brink's Co.	100	2,763
Cal-Maine Foods, Inc.[1]	1,700	66,402
Cambium Learning Group, Inc.*	7,140	22,562
Capital Senior Living Corp.*	6,400	166,016
Cardtronics, Inc.*	1,000	37,600
Career Education Corp.*	4,506	22,665
Carriage Services, Inc.	4,000	95,480
CBIZ, Inc.*	8,300	77,439
CDI Corp.	9,700	136,285

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Central Garden and Pet Co.*	3,762	$37,131
Central Garden and Pet Co. - Class A*	13,170	139,865
Chemed Corp.[1]	1,000	119,400
Chimerix, Inc.*	1,500	56,535
CONMED Corp.	9,200	464,508
Coronado Biosciences, Inc.*, 1	12,700	48,895
CRA International, Inc.*	5,000	155,600
Cross Country Healthcare, Inc.*	14,300	169,598
CryoLife, Inc.	8,000	82,960
CSS Industries, Inc.	5,400	162,810
Cumberland Pharmaceuticals, Inc.*	11,500	76,590
Cutera, Inc.*, 1	1,600	20,672
Cynosure, Inc. - Class A*	576	17,666
CytRx Corp.*	5,680	19,142
Dean Foods Co.[1]	16,900	279,357
Depomed, Inc.*	4,600	103,086
DeVry Education Group, Inc.[1]	13,100	437,016
Digirad Corp.	2,900	13,166
Edgewater Technology, Inc.*	5,000	34,200
Electro Rent Corp.	2,500	28,350
Ennis, Inc.	10,200	144,024
Ensign Group, Inc.[1]	5,700	267,102
Exactech, Inc.*	600	15,378
Five Star Quality Care, Inc.*	15,090	67,000
Fonar Corp.*	1,420	18,616
Fresh Del Monte Produce, Inc.[1]	25,700	999,987
FTI Consulting, Inc.*	12,200	457,012
Genesis Healthcare, Inc.*	17,700	126,024
Global Cash Access Holdings, Inc.*	7,200	54,864
Grand Canyon Education, Inc.*, 1	1,500	64,950
Great Lakes Dredge & Dock Corp.*	11,400	68,514
Greatbatch, Inc.*	6,660	385,281
Green Dot Corp. - Class A*	5,400	85,968
Hackett Group, Inc.	14,600	130,524
Hanger, Inc.*	1,400	31,766
Harvard Bioscience, Inc.*	19,100	111,162
Health Net, Inc.*	24,461	1,479,646
HealthSouth Corp.	1,800	79,848
Healthways, Inc.*	9,800	193,060
Heartland Payment Systems, Inc.[1]	900	42,165
Heidrick & Struggles International, Inc.	2,800	68,824
Helen of Troy Ltd.*	10,370	845,051
Heska Corp.*	4,100	105,698
Hill International, Inc.*	1,100	3,949
Hudson Global, Inc.*	7,564	20,650
ICF International, Inc.*	2,598	106,128
ICU Medical, Inc.*	2,000	186,280
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Impax Laboratories, Inc.*	4,700	220,289
Infinity Pharmaceuticals, Inc.*	4,500	62,910
InfuSystems Holdings, Inc.*	1,776	4,813
Ingles Markets, Inc. - Class A	6,900	341,412
Insperity, Inc.	2,450	128,110
Invacare Corp.	7,400	143,634
J&J Snack Foods Corp.	3,800	405,460
John B Sanfilippo & Son, Inc.	9,968	429,621
K12, Inc.*	2,850	44,802
KAR Auction Services, Inc.	18,470	700,567
Kelly Services, Inc. - Class A	6,400	111,616
Kindred Healthcare, Inc.	11,500	273,585
Korn/Ferry International	4,500	147,915
Lannett Co., Inc.*	880	59,585
LeMaitre Vascular, Inc.	1,739	14,573
LendingTree, Inc.*	1,400	78,414
LHC Group, Inc.*	7,500	247,725
LifePoint Hospitals, Inc.*	12,900	947,505
Lifeway Foods, Inc.*	7,500	160,425
Magellan Health, Inc.*, 1	5,700	403,674
Mannatech, Inc.*	2,800	51,940
Mastech Holdings, Inc.*	400	3,640
Matthews International Corp. - Class A	4,930	253,944
McGrath RentCorp	4,435	145,956
Merit Medical Systems, Inc.*	9,200	177,100
MGP Ingredients, Inc.	6,146	82,725
Molina Healthcare, Inc.*	6,000	403,740
Monro Muffler Brake, Inc.	500	32,525
Monster Worldwide, Inc.*	33,700	213,658
Multi-Color Corp.	6,038	418,615
Myriad Genetics, Inc.*, 1	200	7,080
National American University Holdings, Inc.	1,800	5,940
National HealthCare Corp.	2,100	133,791
Natural Grocers by Vitamin Cottage, Inc.*, 1	2,900	80,069
Nature's Sunshine Products, Inc.	898	11,782
Natus Medical, Inc.*	5,300	209,191
Navigant Consulting, Inc.*	10,400	134,784
Net 1 UEPS Technologies, Inc.*	1,410	19,289
Newtek Business Services Corp.	1,270	20,993
Nutraceutical International Corp.*	1,351	26,615
Nutrisystem, Inc.	2,900	57,942
Omega Protein Corp.*	4,200	57,498
On Assignment, Inc.*	1,100	42,207
OvaScience, Inc.*, 1	1,000	34,730
Owens & Minor, Inc.	2,900	98,136
PAREXEL International Corp.*	415	28,631
Perceptron, Inc.	2,700	36,477

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Pernix Therapeutics Holdings, Inc.*, 1	3,826	$40,900
PharMerica Corp.*, 1	4,000	112,760
PHH Corp.*	22,000	531,740
Post Holdings, Inc.*	8,900	416,876
Prestige Brands Holdings, Inc.*	4,810	206,301
PRGX Global, Inc.*	1,118	4,494
Providence Service Corp.*	500	26,560
PTC Therapeutics, Inc.*	550	33,467
Quad/Graphics, Inc.	8,025	184,414
RadNet, Inc.*	4,400	36,960
RCM Technologies, Inc.[1]	6,300	42,210
Relypsa, Inc.*	5,300	191,171
Rent-A-Center, Inc.	12,170	333,945
Resources Connection, Inc.	1,998	34,965
Revlon, Inc. - Class A*	510	21,012
RPX Corp.*	800	11,512
RR Donnelley & Sons Co.[1]	4,300	82,517
RTI Surgical, Inc.*	9,300	45,942
SciClone Pharmaceuticals, Inc.*	28,232	250,135
Seaboard Corp.*	90	371,880
Select Medical Holdings Corp.	29,249	433,763
Seneca Foods Corp. - Class A*	1,600	47,696
ServiceSource International, Inc.*	3,900	12,090
Snyder's-Lance, Inc.	7,700	246,092
Sotheby's	1,400	59,164
Span-America Medical Systems, Inc.	142	2,746
SpartanNash Co.	18,100	571,236
Spectrum Pharmaceuticals, Inc.*, 1	500	3,035
STERIS Corp.[1]	300	21,081
Strayer Education, Inc.*	1,000	53,410
Sucampo Pharmaceuticals, Inc. - Class A*	4,800	74,688
Symmetry Surgical, Inc.*	3,800	27,854
Synergetics USA, Inc.*	23,582	127,107
Synutra International, Inc.*, 1	700	4,480
TreeHouse Foods, Inc.*, 1	1,325	112,651
TriNet Group, Inc.*	1,100	38,753
Triple-S Management Corp. - Class B*	12,600	250,488
TrueBlue, Inc.*	800	19,480
Tumi Holdings, Inc.*	1,600	39,136
U.S. Physical Therapy, Inc.	1,800	85,500
Universal American Corp.*	26,310	280,991
Universal Corp.	1,310	61,780
Universal Technical Institute, Inc.	850	8,160
USANA Health Sciences, Inc.*, 1	700	77,784
VCA, Inc.*	8,556	469,040
Viad Corp.	6,800	189,176
Village Super Market, Inc. - Class A	504	15,846
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Weight Watchers International, Inc.*, 1	318	2,223
Weis Markets, Inc.	5,152	256,363
WellCare Health Plans, Inc.*	4,500	411,570
West Pharmaceutical Services, Inc.	1,100	66,231
		27,756,379
DIVERSIFIED – 0.1%
HRG Group, Inc.*	11,300	141,024
Resource America, Inc. - Class A	1,443	13,131
		154,155
ENERGY – 6.1%
Adams Resources & Energy, Inc.[1]	1,675	112,577
Alon USA Energy, Inc.	23,200	384,424
Approach Resources, Inc.*, 1	4,800	31,632
Atwood Oceanics, Inc.	2,100	59,031
Basic Energy Services, Inc.*	15,766	109,258
Bill Barrett Corp.*, 1	5,500	45,650
Bristow Group, Inc.[1]	16,420	894,069
C&J Energy Services Ltd.*	9,334	103,887
Callon Petroleum Co.*	13,500	100,845
CARBO Ceramics, Inc.[1]	1,000	30,510
Carrizo Oil & Gas, Inc.*	1,500	74,475
Clayton Williams Energy, Inc.*	100	5,063
Clean Energy Fuels Corp.*, 1	3,500	18,673
Cloud Peak Energy, Inc.*	13,870	80,723
Comstock Resources, Inc.[1]	24,800	88,536
Contango Oil & Gas Co.*	6,100	134,200
CVR Energy, Inc.[1]	3,720	158,323
Dawson Geophysical Co.*	4,875	20,816
Delek U.S. Holdings, Inc.	23,970	952,807
Dril-Quip, Inc.*	1,000	68,390
Energy XXI Ltd.[1]	22,800	82,992
EP Energy Corp. - Class A*, 1	1,800	18,864
EXCO Resources, Inc.[1]	14,100	25,803
Exterran Holdings, Inc.	13,100	439,767
Flotek Industries, Inc.*	1,900	28,006
Forbes Energy Services Ltd.*	15,100	15,553
Forum Energy Technologies, Inc.*	1,600	31,360
Frank's International N.V.[1]	17,500	327,250
FutureFuel Corp.	3,400	34,918
Geospace Technologies Corp.*, 1	700	11,557
Goodrich Petroleum Corp.*, 1	3,500	12,425
Green Plains, Inc.	20,200	576,710
Gulf Island Fabrication, Inc.	5,811	86,351
Gulfmark Offshore, Inc. - Class A1	10,700	139,528
Halcon Resources Corp.*, 1	17,000	26,180
Hallador Energy Co.[1]	17,194	200,998
Helix Energy Solutions Group, Inc.*	33,100	495,176

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
ION Geophysical Corp.*, 1	12,000	$26,040
Key Energy Services, Inc.*	40,000	72,800
Matador Resources Co.*	3,800	83,296
Matrix Service Co.*	1,394	24,479
McDermott International, Inc.*, 1	42,340	162,586
Mitcham Industries, Inc.*	5,800	26,680
MRC Global, Inc.*	7,100	84,135
Murphy USA, Inc.*	1,400	101,318
Nabors Industries Ltd.	7,000	95,550
Natural Gas Services Group, Inc.*	5,441	104,576
Newfield Exploration Co.*	2,700	94,743
Newpark Resources, Inc.*	29,500	268,745
Northern Oil and Gas, Inc.*, 1	20,800	160,368
Oasis Petroleum, Inc.*, 1	2,200	31,284
Oil States International, Inc.*	800	31,816
Pacific Drilling S.A.*, 1	8,600	33,454
Parker Drilling Co.*	58,700	204,863
Patterson-UTI Energy, Inc.	6,300	118,283
PBF Energy, Inc. - Class A	8,620	292,390
PDC Energy, Inc.*, 1	9,000	486,360
Peabody Energy Corp.[1]	4,400	21,648
Penn Virginia Corp.*, 1	35,700	231,336
PHI, Inc.*, 2	5,700	171,456
PHI, Inc.*	100	2,975
Pioneer Energy Services Corp.*	8,000	43,360
Primoris Services Corp.	2,400	41,256
Renewable Energy Group, Inc.*	13,900	128,158
REX American Resources Corp.*	3,718	226,092
Rex Energy Corp.*, 1	4,800	17,856
Rosetta Resources, Inc.*	4,000	68,080
Rowan Cos. PLC - Class A	7,500	132,825
RPC, Inc.	5,300	67,893
RSP Permian, Inc.*	3,300	83,127
Sanchez Energy Corp.*, 1	3,500	45,535
SandRidge Energy, Inc.*, 1	9,400	16,732
SEACOR Holdings, Inc.*	5,000	348,350
SM Energy Co.	500	25,840
Stone Energy Corp.*	19,300	283,324
Superior Energy Services, Inc.[1]	10,600	236,804
Swift Energy Co.*, 1	15,900	34,344
Tesco Corp.	10,600	120,522
TETRA Technologies, Inc.*	23,400	144,612
TransAtlantic Petroleum Ltd.*, 1	2,800	14,952
Triangle Petroleum Corp.*, 1	25,300	127,259
Ultra Petroleum Corp.*, 1	2,500	39,075
Unit Corp.*	2,500	69,950
VAALCO Energy, Inc.*	10,500	25,725
COMMON STOCKS (Continued)
ENERGY (Continued)
W&T Offshore, Inc.[1]	22,600	115,486
Warren Resources, Inc.*	19,500	17,355
Western Refining, Inc.	7,820	386,230
Westmoreland Coal Co.*	1,600	42,816
Whiting Petroleum Corp.*	1,600	49,440
Willbros Group, Inc.*	3,300	10,923
WPX Energy, Inc.*	4,600	50,278
		11,972,707
FINANCIAL – 27.1%
1st Century Bancshares, Inc.*	700	4,837
1st Constitution Bancorp*	630	7,176
1st Source Corp.[1]	6,920	222,340
Acacia Research Corp.[1]	4,800	51,360
Access National Corp.[1]	771	14,449
ACNB Corp.[1]	1,200	24,624
Aircastle Ltd.	22,260	499,960
Alexander & Baldwin, Inc.	4,500	194,310
Alliance Bancorp, Inc. of Pennsylvania	930	20,088
Ambac Financial Group, Inc.*	13,200	319,440
American Equity Investment Life Holding Co.[1]	38,290	1,115,388
American National Bankshares, Inc.	1,366	30,844
American National Insurance Co.	1,500	147,585
American River Bankshares*	1,300	12,311
Ameris Bancorp	2,000	52,780
AMERISAFE, Inc.	3,688	170,570
AmeriServ Financial, Inc.	6,700	19,966
Ames National Corp.[1]	500	12,425
AmTrust Financial Services, Inc.[1]	6,576	374,733
Argo Group International Holdings Ltd.	9,268	464,790
Arrow Financial Corp.	756	20,525
Aspen Insurance Holdings Ltd.	10,060	475,134
Associated Banc-Corp	9,400	174,840
Asta Funding, Inc.*	2,900	24,186
Astoria Financial Corp.	25,400	328,930
Atlantic American Corp.	2,600	10,478
Atlantic Coast Financial Corp.*, 1	1,200	4,980
Atlanticus Holdings Corp.*	7,100	16,188
Atlas Financial Holdings, Inc.*	3,240	57,251
Baldwin & Lyons, Inc. - Class B	3,500	82,110
Banc of California, Inc.	3,000	36,930
BancFirst Corp.	1,192	72,688
Bancorp of New Jersey, Inc.[1]	1,100	12,859
Bancorp, Inc.*	2,600	23,478
BancorpSouth, Inc.	9,600	222,912
Bank Mutual Corp.[1]	4,501	32,947
Bank of Commerce Holdings	2,500	14,000

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bank of Kentucky Financial Corp.	680	$33,354
Bank of Marin Bancorp	655	33,340
Bank of the Ozarks, Inc.[1]	2,652	97,938
BankFinancial Corp.	6,250	82,125
Banner Corp.	3,110	142,749
Bar Harbor Bankshares	1,821	59,274
Baylake Corp.	809	10,226
BBCN Bancorp, Inc.	1,700	24,599
BBX Capital Corp. - Class A*	1,200	22,320
BCB Bancorp, Inc.[1]	800	9,712
Bear State Financial, Inc.*, 1	4,900	48,461
Berkshire Hills Bancorp, Inc.	7,036	194,897
BNC Bancorp	1,600	28,960
Boston Private Financial Holdings, Inc.	11,900	144,585
Bridge Bancorp, Inc.	1,000	25,830
Bridge Capital Holdings*	1,535	40,079
Brookline Bancorp, Inc.	18,600	186,930
Bryn Mawr Bank Corp.	477	14,506
C&F Financial Corp.[1]	500	17,475
Calamos Asset Management, Inc. - Class A	6,000	80,700
California First National Bancorp	300	4,137
Camden National Corp.	381	15,179
Cape Bancorp, Inc.[1]	1,500	14,340
Capital Bank Financial Corp. - Class A*	6,722	185,594
Capital City Bank Group, Inc.[1]	3,545	57,606
Capital Southwest Corp.	2,960	137,403
Capitol Federal Financial, Inc.	32,800	410,000
Cardinal Financial Corp.	4,200	83,916
Cascade Bancorp*	4,886	23,453
Cathay General Bancorp	15,600	443,820
CenterState Banks, Inc.	3,800	45,258
Central Pacific Financial Corp.	3,000	68,910
Central Valley Community Bancorp[1]	1,060	11,363
Century Bancorp, Inc. - Class A	815	32,356
Chemical Financial Corp.	7,090	222,342
Chemung Financial Corp.[1]	134	3,792
Cheviot Financial Corp.	2,500	38,850
CIFC Corp.[1]	900	6,885
Citizens & Northern Corp.	700	14,126
Citizens, Inc.*, 1	17,400	107,184
City Holding Co.	1,599	75,201
CNB Financial Corp.	930	15,829
CNO Financial Group, Inc.	64,180	1,105,180
CoBiz Financial, Inc.	4,300	52,976
Codorus Valley Bancorp, Inc.	561	11,388
Colony Bankcorp, Inc.*	3,800	30,780
Columbia Banking System, Inc.	10,000	289,700
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Community Bank Shares of Indiana, Inc.[1]	571	15,965
Community Bank System, Inc.	2,700	95,553
Community Bankers Trust Corp.*	3,286	14,360
Community Financial Corp.	100	2,000
Community Trust Bancorp, Inc.	680	22,549
Community West Bancshares[1]	904	5,957
ConnectOne Bancorp, Inc.	1,000	19,460
Consumer Portfolio Services, Inc.*	3,800	26,562
Cowen Group, Inc. - Class A*	33,000	171,600
Crawford & Co. - Class A	2,800	21,140
Crawford & Co. - Class B	17,100	147,744
Credit Acceptance Corp.*	50	9,750
CU Bancorp*	852	19,383
Customers Bancorp, Inc.*	2,250	54,810
CVB Financial Corp.	5,600	89,264
Dime Community Bancshares, Inc.	4,900	78,890
Donegal Group, Inc. - Class A	5,031	79,087
Eagle Bancorp, Inc.*	1,237	47,501
Eastern Virginia Bankshares, Inc.	2,700	16,902
Ellie Mae, Inc.*	1,790	99,005
EMC Insurance Group, Inc.	4,633	156,595
Employers Holdings, Inc.	7,700	207,823
Encore Capital Group, Inc.*, 1	1,600	66,544
Endurance Specialty Holdings Ltd.[1]	17,575	1,074,535
Enova International, Inc.*	7,411	145,923
Enstar Group Ltd.*	2,700	383,022
Enterprise Bancorp, Inc.[1]	1,000	21,250
Enterprise Financial Services Corp.	3,100	64,046
ESSA Bancorp, Inc.	3,328	42,665
Evans Bancorp, Inc.	300	7,440
EverBank Financial Corp.	8,680	156,500
Farmers Capital Bank Corp.*	2,000	46,500
Farmers National Banc Corp.[1]	5,600	45,864
FBL Financial Group, Inc. - Class A	13,100	812,331
Federal Agricultural Mortgage Corp. - Class C	3,808	107,348
Federated National Holding Co.	2,870	87,822
Fidelity & Guaranty Life	1,810	38,372
Fidelity Southern Corp.	4,207	71,014
Financial Institutions, Inc.	2,430	55,720
First Acceptance Corp.*	3,479	8,419
First American Financial Corp.[1]	13,760	490,957
First Bancorp, Inc.	870	15,182
First BanCorp/Puerto Rico*	9,700	60,140
First Bancorp/Troy NC1	1,300	22,828
First Bancshares, Inc.	1,086	17,376
First Bank/Hamilton NJ*	1,300	7,839

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Busey Corp.	25,649	$171,592
First Business Financial Services, Inc.	606	26,203
First Capital Bancorp, Inc.*	2,400	10,656
First Citizens Banc Corp.	2,440	26,938
First Citizens BancShares, Inc. - Class A	1,300	337,597
First Clover Leaf Financial Corp.	500	4,455
First Commonwealth Financial Corp.	27,360	246,240
First Community Bancshares, Inc.	2,700	47,331
First Community Corp.	700	8,162
First Defiance Financial Corp.	5,000	164,100
First Financial Bancorp	16,300	290,303
First Financial Corp.	3,081	110,577
First Financial Northwest, Inc.	10,700	132,145
First Horizon National Corp.[1]	13,000	185,770
First Interstate BancSystem, Inc. - Class A	6,500	180,830
First Merchants Corp.	10,105	237,872
First Midwest Bancorp, Inc.	20,500	356,085
First NBC Bank Holding Co.*	2,600	85,748
First of Long Island Corp.	1,350	34,425
First South Bancorp, Inc./Washington NC	500	4,045
First United Corp.*	1,902	17,327
FirstMerit Corp.[1]	3,700	70,522
Flagstar Bancorp, Inc.*	4,800	69,648
Flushing Financial Corp.	6,100	122,427
FNB Corp.	26,000	341,640
Forestar Group, Inc.*, 1	2,600	41,002
FRP Holdings, Inc.*	1,800	65,520
FS Bancorp, Inc.	100	1,910
Fulton Financial Corp.	52,200	644,148
Gain Capital Holdings, Inc.[1]	14,100	137,757
German American Bancorp, Inc.[1]	710	20,895
Glacier Bancorp, Inc.	6,900	173,535
Great Southern Bancorp, Inc.	2,415	95,127
Greenlight Capital Re Ltd. - Class A*	3,300	104,940
Guaranty Bancorp	3,000	50,880
Guaranty Federal Bancshares, Inc.	965	14,186
Hallmark Financial Services, Inc.*	15,299	162,169
Hancock Holding Co.	1,400	41,804
Hanmi Financial Corp.	2,200	46,530
Hanover Insurance Group, Inc.	13,100	950,798
Hawthorn Bancshares, Inc.	416	5,570
HCI Group, Inc.	1,600	73,392
Heartland Financial USA, Inc.	1,700	55,471
Heritage Commerce Corp.	4,639	42,354
Heritage Financial Corp.	3,270	55,590
Heritage Financial Group, Inc.	1,700	46,291
Heritage Oaks Bancorp	2,870	23,850
COMMON STOCKS (Continued)
FINANCIAL (Continued)
HF Financial Corp.	650	9,601
Higher One Holdings, Inc.*, 1	11,800	28,556
Hilltop Holdings, Inc.*	10,547	205,034
HMN Financial, Inc.*	1,020	12,393
Home Bancorp, Inc.	1,220	25,949
HomeStreet, Inc.*	2,400	43,968
HopFed Bancorp, Inc.	1,074	13,822
Horace Mann Educators Corp.	15,900	543,780
Horizon Bancorp	1,900	44,441
Hudson Valley Holding Corp.	4,088	104,489
IBERIABANK Corp.	3,871	243,989
IF Bancorp, Inc.	200	3,356
Imperial Holdings, Inc.*	130	906
Independence Holding Co.[1]	4,150	56,399
Independent Bank Corp.	2,189	28,085
Independent Bank Corp./Rockland MA1	1,800	78,966
Infinity Property & Casualty Corp.[1]	5,440	446,352
Interactive Brokers Group, Inc. - Class A1	20,100	683,802
International Bancshares Corp.	13,500	351,405
INTL. FCStone, Inc.*	1,045	31,068
Investment Technology Group, Inc.*	7,475	226,567
Investors Title Co.	400	29,608
Janus Capital Group, Inc.[1]	53,600	921,384
JMP Group LLC	17,600	147,488
KCG Holdings, Inc. - Class A*	2,189	26,837
Kemper Corp.	18,930	737,513
Lakeland Bancorp, Inc.	6,435	74,003
Lakeland Financial Corp.	1,400	56,812
Landmark Bancorp, Inc.	420	10,773
LaPorte Bancorp, Inc.[1]	415	5,553
LCNB Corp.	100	1,530
LegacyTexas Financial Group, Inc.	1,900	43,187
LNB Bancorp, Inc.	2,200	39,248
Louisiana Bancorp, Inc.[1]	1,170	25,114
Macatawa Bank Corp.	4,200	22,470
Maiden Holdings Ltd.	29,540	438,078
MainSource Financial Group, Inc.	6,353	124,773
Manning & Napier, Inc.	100	1,301
Marcus & Millichap, Inc.*, 1	2,800	104,944
MarketAxess Holdings, Inc.	3,300	273,570
Marlin Business Services Corp.	6,200	124,186
MB Financial, Inc.	12,543	392,721
MBIA, Inc.*	61,900	575,670
MBT Financial Corp.*	7,000	39,270
Meadowbrook Insurance Group, Inc.	9,500	80,750
Mercantile Bank Corp.	1,630	31,867
Merchants Bancshares, Inc.	690	20,127

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Mercury General Corp.[1]	12,800	$739,200
Meta Financial Group, Inc.	600	23,838
Metro Bancorp, Inc.	4,900	135,093
Middleburg Financial Corp.	700	12,887
MidSouth Bancorp, Inc.	2,600	38,350
MidWestOne Financial Group, Inc.	2,100	60,543
Monarch Financial Holdings, Inc.	2,283	28,560
Montpelier Re Holdings Ltd.[1]	24,800	953,312
MutualFirst Financial, Inc.	1,726	39,784
NASB Financial, Inc.[1]	520	13,598
National Bankshares, Inc.[1]	800	23,872
National Interstate Corp.	3,300	92,664
National Penn Bancshares, Inc.	19,050	205,169
National Western Life Insurance Co. - Class A	1,800	457,740
Nationstar Mortgage Holdings, Inc.*, 1	6,200	153,574
Naugatuck Valley Financial Corp.*	300	2,754
Navigators Group, Inc.*	9,833	765,401
NBT Bancorp, Inc.	3,400	85,204
Nelnet, Inc. - Class A	8,700	411,684
New Hampshire Thrift Bancshares, Inc.	690	10,764
NewBridge Bancorp	7,100	63,332
NewStar Financial, Inc.*	7,600	89,148
Northeast Bancorp	694	6,406
Northrim BanCorp, Inc.	1,620	39,755
Northwest Bancshares, Inc.	17,400	206,190
Norwood Financial Corp.[1]	500	13,970
Oak Valley Bancorp	400	3,944
Ocean Shore Holding Co.[1]	310	4,566
OceanFirst Financial Corp.[1]	4,500	77,715
Ocwen Financial Corp.*, 1	23,400	193,050
Old Line Bancshares, Inc.[1]	1,300	20,540
Old National Bancorp[1]	25,400	360,426
Old Point Financial Corp.	861	12,919
Old Second Bancorp, Inc.*	6,300	36,036
OneBeacon Insurance Group Ltd. - Class A	1,500	22,815
Oneida Financial Corp.	1,350	26,649
Oppenheimer Holdings, Inc. - Class A	1,900	44,574
Oritani Financial Corp.	1,652	24,037
Orrstown Financial Services, Inc.*	533	9,114
Pacific Continental Corp.	900	11,898
Pacific Mercantile Bancorp*	1,800	13,032
Pacific Premier Bancorp, Inc.*	1,930	31,247
Palmetto Bancshares, Inc.[1]	1,440	27,360
Park National Corp.[1]	2,100	179,676
Park Sterling Corp.	11,930	84,703
Parke Bancorp, Inc.[1]	2,400	30,240
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Peapack Gladstone Financial Corp.[1]	1,695	36,612
Penns Woods Bancorp, Inc.	400	19,564
PennyMac Financial Services, Inc. - Class A*	3,200	54,304
Peoples Bancorp of North Carolina, Inc.	300	5,607
Peoples Bancorp, Inc.	1,800	42,552
Phoenix Cos., Inc.*	4,400	219,956
PICO Holdings, Inc.*	1,400	22,694
Pinnacle Financial Partners, Inc.	9,600	426,816
Piper Jaffray Cos.*, 1	5,300	278,038
Preferred Bank/Los Angeles CA	3,300	90,651
Premier Financial Bancorp, Inc.[1]	2,300	35,029
Primerica, Inc.	9,900	503,910
PrivateBancorp, Inc.[1]	15,547	546,788
ProAssurance Corp.	2,600	119,366
Provident Financial Holdings, Inc.	2,000	31,980
Provident Financial Services, Inc.	12,800	238,720
Pulaski Financial Corp.	1,490	18,431
QCR Holdings, Inc.	1,740	31,216
Radian Group, Inc.[1]	13,600	228,344
Regional Management Corp.*	2,500	36,900
RenaissanceRe Holdings Ltd.	2,484	247,729
Renasant Corp.[1]	9,680	290,884
Republic Bancorp, Inc. - Class A	300	7,419
Republic First Bancorp, Inc.*	3,400	12,342
Riverview Bancorp, Inc.*, 1	3,648	16,598
RLI Corp.[1]	12,300	644,643
S&T Bancorp, Inc.	6,316	179,248
Safety Insurance Group, Inc.	5,750	343,562
Sandy Spring Bancorp, Inc.	4,031	105,733
Seacoast Banking Corp. of Florida*	7,875	112,376
Security National Financial Corp. - Class A*, 1	5,843	31,145
Selective Insurance Group, Inc.	29,493	856,772
Severn Bancorp, Inc.*	2,200	10,934
Shore Bancshares, Inc.*	3,600	33,048
Sierra Bancorp	3,600	60,120
Simmons First National Corp. - Class A1	852	38,740
South State Corp.	3,755	256,804
Southern First Bancshares, Inc.*	2,000	34,000
Southern National Bancorp of Virginia, Inc.[1]	1,800	21,834
Southside Bancshares, Inc.[1]	3,154	90,488
Southwest Bancorp, Inc.	6,100	108,519
StanCorp Financial Group, Inc.	11,260	772,436
State Auto Financial Corp.	11,945	290,144
State Bank Financial Corp.	7,600	159,600
Sterling Bancorp	11,561	155,033
Stewart Information Services Corp.	9,580	389,331

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Stifel Financial Corp.*, 1	1,450	$80,838
Stock Yards Bancorp, Inc.	1,300	44,759
Stratus Properties, Inc.*, 1	700	9,681
Suffolk Bancorp	700	16,632
Summit Financial Group, Inc.	1,501	17,937
Summit State Bank	2,840	37,800
Susquehanna Bancshares, Inc.	33,700	462,027
Symetra Financial Corp.	39,200	919,632
Synovus Financial Corp.	8,828	247,272
TCF Financial Corp.	3,900	61,308
Territorial Bancorp, Inc.	200	4,752
Texas Capital Bancshares, Inc.*	1,100	53,515
Third Point Reinsurance Ltd.*	1,400	19,810
Timberland Bancorp, Inc.	1,378	14,951
Tompkins Financial Corp.	3,029	163,112
TowneBank/Portsmouth VA1	4,075	65,526
Transcontinental Realty Investors, Inc.*	1,100	12,243
TriCo Bancshares	3,125	75,406
TrustCo Bank Corp. NY1	19,200	132,096
Trustmark Corp.	7,850	190,598
Two River Bancorp	1,800	15,678
Umpqua Holdings Corp.	62,024	1,065,572
Union Bankshares Corp.	9,409	208,974
United Bancshares, Inc.	500	7,590
United Bankshares, Inc.[1]	8,459	317,889
United Community Bancorp	995	13,214
United Community Banks, Inc.	5,600	105,728
United Community Financial Corp.	30,260	165,220
United Financial Bancorp, Inc.	7,289	90,602
United Fire Group, Inc.	10,270	326,278
United Insurance Holdings Corp.[1]	16,906	380,385
United Security Bancshares, Inc.[1]	500	4,135
United Security Bancshares*	4,570	24,450
Unity Bancorp, Inc.	3,002	27,258
Universal Insurance Holdings, Inc.	20,360	521,012
Univest Corp. of Pennsylvania	1,800	35,622
Validus Holdings Ltd.	21,800	917,780
Valley Financial Corp.[1]	900	18,297
Valley National Bancorp[1]	5,191	49,003
WageWorks, Inc.*	900	47,997
Walker & Dunlop, Inc.*	9,800	173,754
Washington Federal, Inc.[1]	22,500	490,612
Washington Trust Bancorp, Inc.	1,600	61,104
WashingtonFirst Bankshares, Inc.[1]	210	3,568
Waterstone Financial, Inc.	3,324	42,680
Webster Financial Corp.	20,640	764,712
WesBanco, Inc.	10,215	332,805
COMMON STOCKS (Continued)
FINANCIAL (Continued)
West Bancorporation, Inc.[1]	2,220	44,156
Westfield Financial, Inc.	6,000	46,380
Wilshire Bancorp, Inc.	10,400	103,688
Wintrust Financial Corp.	11,400	543,552
World Acceptance Corp.*	650	47,398
WSFS Financial Corp.	800	60,504
Xenith Bankshares, Inc.*	3,000	18,240
Yadkin Financial Corp.*	1,445	29,334
		52,974,998
INDUSTRIAL – 17.8%
AAR Corp.	13,500	414,450
Advanced Energy Industries, Inc.*	6,750	173,205
Aegion Corp.*	7,989	144,202
AEP Industries, Inc.*	2,100	115,584
Aerovironment, Inc.*	700	18,557
Air Transport Services Group, Inc.*	15,800	145,676
Alamo Group, Inc.	4,900	309,337
Albany International Corp. - Class A	2,500	99,375
Allied Motion Technologies, Inc.	8,706	288,952
AM Castle & Co.*, 1	11,600	42,340
Ameresco, Inc. - Class A*	6,622	49,003
American Electric Technologies, Inc.*	450	1,895
American Railcar Industries, Inc.[1]	3,500	174,055
Ampco-Pittsburgh Corp.	200	3,492
ArcBest Corp.	13,100	496,359
Ardmore Shipping Corp.	3,200	32,224
Argan, Inc.[1]	2,000	72,340
Astec Industries, Inc.[1]	3,197	137,087
Astronics Corp.*	100	7,370
Atlas Air Worldwide Holdings, Inc.*, 1	15,350	660,357
AVX Corp.	12,200	174,094
Babcock & Wilcox Co.	600	19,254
Ballantyne Strong, Inc.*	3,465	15,696
Barnes Group, Inc.	9,900	400,851
Bel Fuse, Inc. - Class B	3,880	73,836
Bemis Co., Inc.	8,100	375,111
Benchmark Electronics, Inc.*	21,800	523,854
Berry Plastics Group, Inc.*	9,120	330,053
Blount International, Inc.*	4,200	54,096
Boise Cascade Co.*	14,400	539,424
Brady Corp. - Class A1	4,600	130,134
Breeze-Eastern Corp.*, 1	697	7,172
Briggs & Stratton Corp.[1]	15,500	318,370
Broadwind Energy, Inc.*	1,101	5,505
CAI International, Inc.*	12,500	307,125
CECO Environmental Corp.[1]	2,300	24,403
Celadon Group, Inc.	10,900	296,698

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Checkpoint Systems, Inc.	7,252	$78,467
CIRCOR International, Inc.	300	16,410
Coherent, Inc.*	4,589	298,101
Columbus McKinnon Corp.	5,700	153,558
Comfort Systems USA, Inc.	5,600	117,824
Con-way, Inc.	5,660	249,776
Core Molding Technologies, Inc.*	3,500	60,025
Covanta Holding Corp.	28,700	643,741
Covenant Transportation Group, Inc. - Class A*	26,142	866,869
Crane Co.	1,000	62,410
CTS Corp.	5,600	100,744
Cubic Corp.	2,300	119,071
Curtiss-Wright Corp.	10,700	791,158
Drew Industries, Inc.	960	59,078
Ducommun, Inc.*	1,600	41,440
DXP Enterprises, Inc.*	400	17,636
Dycom Industries, Inc.*	5,900	288,156
Dynamic Materials Corp.	335	4,278
Eastern Co.	2,500	50,150
Ecology and Environment, Inc. - Class A	400	3,552
Electro Scientific Industries, Inc.	2,445	15,110
EMCOR Group, Inc.	6,700	311,349
Encore Wire Corp.	3,400	128,792
ENGlobal Corp.*	41,500	68,890
Era Group, Inc.*	6,600	137,544
ESCO Technologies, Inc.[1]	2,900	113,042
Esterline Technologies Corp.*, 1	9,340	1,068,683
Exelis, Inc.	19,600	477,652
Fabrinet*	4,300	81,657
FreightCar America, Inc.	2,000	62,860
Frequency Electronics, Inc.*	3,019	42,115
GATX Corp.	18,640	1,080,747
General Cable Corp.	17,400	299,802
General Finance Corp.*	9,600	77,472
Gibraltar Industries, Inc.*	13,300	218,253
Goldfield Corp.*	8,800	17,072
GP Strategies Corp.*	2,300	85,100
GrafTech International Ltd.*	32,300	125,647
Granite Construction, Inc.	7,350	258,279
Graphic Packaging Holding Co.	33,600	488,544
Greenbrier Cos., Inc.[1]	11,100	643,800
Greif, Inc. - Class A1	900	35,343
Griffon Corp.	25,230	439,759
GSI Group, Inc.*	3,600	47,952
Handy & Harman Ltd.*	4,100	168,346
Hardinge, Inc.	4,200	48,720
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Harsco Corp.	2,000	34,520
Haynes International, Inc.	3,000	133,830
Headwaters, Inc.*	3,700	67,858
Heartland Express, Inc.[1]	10,200	242,352
Heritage-Crystal Clean, Inc.*	400	4,680
Hillenbrand, Inc.	600	18,522
Hornbeck Offshore Services, Inc.*	14,300	268,983
Hudson Technologies, Inc.*	3,629	15,133
Hurco Cos., Inc.	3,202	105,442
Hyster-Yale Materials Handling, Inc.	1,380	101,140
II-VI, Inc.*	6,570	121,282
Insteel Industries, Inc.	10,000	216,300
Integrated Electrical Services, Inc.*	7,300	64,240
International Shipholding Corp.	408	4,941
Iteris, Inc.*	10,667	19,414
Itron, Inc.*	4,700	171,597
Kadant, Inc.	4,790	252,002
Kaman Corp.	2,000	84,860
KBR, Inc.	4,200	60,816
Kemet Corp.*	2,020	8,363
Kennametal, Inc.	500	16,845
Key Technology, Inc.*	2,200	28,028
Kimball Electronics, Inc.*	7,300	103,222
Knight Transportation, Inc.[1]	13,400	432,150
Knightsbridge Shipping Ltd.[1]	2,300	11,500
Kratos Defense & Security Solutions, Inc.*, 1	9,700	53,641
Lawson Products, Inc.*, 1	5,046	117,118
Layne Christensen Co.*, 1	3,200	16,032
LB Foster Co. - Class A	2,506	118,985
Lindsay Corp.[1]	500	38,125
LMI Aerospace, Inc.*	2,180	26,618
Louisiana-Pacific Corp.*, 1	64,160	1,059,282
LS Starrett Co. - Class A	7,021	133,399
LSB Industries, Inc.*	800	33,064
LSI Industries, Inc.	3,200	26,080
Lydall, Inc.*	7,188	228,003
Magnetek, Inc.*	1,900	73,188
Manitex International, Inc.*, 1	4,500	43,785
Manitowoc Co., Inc.[1]	2,700	58,212
Marten Transport Ltd.[1]	22,400	519,680
MasTec, Inc.*	1,600	30,880
Matson, Inc.	13,003	548,206
Methode Electronics, Inc.	6,080	286,003
MFRI, Inc.*	1,688	10,550
MOCON, Inc.	1,100	18,392
Moog, Inc. - Class A*	4,200	315,210
Mueller Industries, Inc.	4,400	158,972

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Mueller Water Products, Inc. - Class A	6,901	$67,975
Multi-Fineline Electronix, Inc.*	3,277	59,871
Myers Industries, Inc.	4,200	73,626
MYR Group, Inc.*	2,200	68,948
National Presto Industries, Inc.	100	6,339
Navios Maritime Acquisition Corp.	16,800	59,472
Newport Corp.*	9,300	177,258
NN, Inc.	1,900	47,652
Nordic American Tankers Ltd.[1]	18,700	222,717
Northwest Pipe Co.*	2,300	52,785
Olympic Steel, Inc.	3,700	49,802
Orbital ATK, Inc.	2,828	216,710
Orion Energy Systems, Inc.*	700	2,198
Orion Marine Group, Inc.*	5,000	44,300
Oshkosh Corp.	1,100	53,669
OSI Systems, Inc.*	800	59,408
PAM Transportation Services, Inc.*	9,637	551,911
Park-Ohio Holdings Corp.	1,900	100,073
Patrick Industries, Inc.*	1,640	102,123
PGT, Inc.*	1,800	20,115
Plexus Corp.*	4,600	187,542
Powell Industries, Inc.	700	23,639
PowerSecure International, Inc.*, 1	4,180	55,009
Quality Distribution, Inc.*	3,500	36,155
Quanex Building Products Corp.	10,900	215,166
Radiant Logistics, Inc.*	2,829	14,654
Rand Logistics, Inc.*	936	3,042
Regal-Beloit Corp.	700	55,944
Rexnord Corp.*	1,100	29,359
Roadrunner Transportation Systems, Inc.*	100	2,527
Rofin-Sinar Technologies, Inc.*	9,000	218,070
Rogers Corp.*	2,000	164,420
RTI International Metals, Inc.*	13,410	481,553
Saia, Inc.*	8,700	385,410
Sanmina Corp.*	25,890	626,279
Scorpio Tankers, Inc.	6,310	59,440
Ship Finance International Ltd.[1]	8,965	132,682
SIFCO Industries, Inc.	1,100	23,969
SL Industries, Inc.*	1,400	59,850
SPX Corp.	1,000	84,900
Standex International Corp.	200	16,426
Sterling Construction Co., Inc.*	3,300	14,916
Stoneridge, Inc.*	1,600	18,064
Sturm Ruger & Co., Inc.[1]	300	14,889
Swift Transportation Co.*	10,300	268,006
Synalloy Corp.	2,103	30,620
Sypris Solutions, Inc.	3,985	8,966
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
TAL International Group, Inc.*, 1	4,975	202,632
Tech Data Corp.*, 1	9,400	543,038
Teekay Tankers Ltd. - Class A	35,100	201,474
Teledyne Technologies, Inc.*	5,000	533,650
Terex Corp.	2,600	69,134
Tetra Tech, Inc.	5,550	133,311
Textainer Group Holdings Ltd.	2,200	65,978
Tidewater, Inc.[1]	6,900	132,066
Transcat, Inc.*, 1	1,941	18,905
TRC Cos., Inc.*	6,400	53,248
Tredegar Corp.	16,292	327,632
TTM Technologies, Inc.*, 1	22,220	200,202
Tutor Perini Corp.*	12,600	294,210
Twin Disc, Inc.	500	8,835
U.S. Concrete, Inc.*	2,500	84,700
UFP Technologies, Inc.*	1,700	38,726
Universal Forest Products, Inc.	5,900	327,332
USA Truck, Inc.*, 1	12,671	350,860
UTi Worldwide, Inc.*	2,200	27,060
Viasystems Group, Inc.*	7,400	129,426
Vicor Corp.*	1,799	27,345
Vishay Intertechnology, Inc.	44,450	614,299
Vishay Precision Group, Inc.*	4,000	63,720
VSE Corp.	1,400	114,632
Watts Water Technologies, Inc. - Class A1	5,200	286,156
Werner Enterprises, Inc.	9,500	298,395
Willis Lease Finance Corp.*	4,600	85,468
Woodward, Inc.	1,500	76,515
XPO Logistics, Inc.*, 1	3,262	148,323
YRC Worldwide, Inc.*	5,800	104,168
ZAGG, Inc.*	4,110	35,634
		34,913,478
TECHNOLOGY – 7.3%
Agilysys, Inc.*, 1	6,500	63,960
Allscripts Healthcare Solutions, Inc.*	2,800	33,488
Alpha & Omega Semiconductor Ltd.*	4,600	40,986
American Software, Inc. - Class A	1,900	19,418
Amkor Technology, Inc.*	25,900	228,826
Amtech Systems, Inc.*	950	10,621
ANADIGICS, Inc.*, 1	46,340	63,022
Astro-Med, Inc.[1]	3,800	53,162
Audience, Inc.*, 1	4,300	19,522
AVG Technologies N.V.*	3,530	76,425
Avid Technology, Inc.*	14,950	222,755
Axcelis Technologies, Inc.*	29,500	70,210
AXT, Inc.*	16,900	45,461
BroadSoft, Inc.*	100	3,346

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Brooks Automation, Inc.	25,300	$294,239
BSQUARE Corp.*	4,200	19,698
CACI International, Inc. - Class A*	10,600	953,152
Cascade Microtech, Inc.*	8,330	113,121
CEVA, Inc.*	5,200	110,864
Ciber, Inc.*	16,155	66,559
Cirrus Logic, Inc.*	700	23,282
Cohu, Inc.	7,944	86,907
Computer Task Group, Inc.	1,900	13,889
Concurrent Computer Corp.	100	633
Convergys Corp.[1]	30,900	706,683
Cypress Semiconductor Corp. *	68,153	961,639
Datalink Corp.*	4,600	55,384
Digi International, Inc.*	13,600	135,728
Diodes, Inc.*	6,700	191,352
DSP Group, Inc.*	16,100	192,878
Ebix, Inc.[1]	10,570	321,117
Electronics For Imaging, Inc.*, 1	6,200	258,850
EMCORE Corp.*	6,400	34,816
Emulex Corp.*	30,400	242,288
Engility Holdings, Inc.	5,606	168,404
Entegris, Inc.*	25,100	343,619
Entropic Communications, Inc.*, 1	12,880	38,125
Epiq Systems, Inc.	5,700	102,201
ExlService Holdings, Inc.*	1,610	59,892
Fair Isaac Corp.	230	20,406
Fairchild Semiconductor International, Inc.*	34,000	618,120
FormFactor, Inc.*	21,690	192,390
GSI Technology, Inc.*	890	5,251
Hutchinson Technology, Inc.*	12,429	33,185
IGATE Corp.*	4,300	183,438
Imation Corp.*, 1	25,596	103,152
InnerWorkings, Inc.*, 1	1,800	12,096
Insight Enterprises, Inc.*	11,400	325,128
Integrated Silicon Solution, Inc.	7,400	132,386
Intersil Corp. - Class A	26,600	380,912
inTEST Corp.*	300	1,227
IXYS Corp.	1,600	19,712
KEYW Holding Corp.*, 1	4,204	34,599
Lattice Semiconductor Corp.*	14,300	90,662
Leidos Holdings, Inc.	900	37,764
Lexmark International, Inc. - Class A	4,505	190,742
Luxoft Holding, Inc.*	760	39,322
Magnachip Semiconductor Corp.*	1,400	7,658
ManTech International Corp. - Class A1	5,280	179,203
Mattson Technology, Inc.*	16,170	63,710
MAXIMUS, Inc.	900	60,084
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Mentor Graphics Corp.	4,000	96,120
Mercury Systems, Inc.*	8,000	124,400
Mind CTI Ltd.	9,000	28,710
MKS Instruments, Inc.	13,200	446,292
MTS Systems Corp.	700	52,955
NCI, Inc. - Class A	5,600	56,112
NetSol Technologies, Inc.*	7,550	43,866
OmniVision Technologies, Inc.*	22,800	601,236
PAR Technology Corp.*	12,423	52,052
Park City Group, Inc.*, 1	2,880	39,686
PDF Solutions, Inc.*	1,300	23,296
Pericom Semiconductor Corp.	25,200	389,844
Photronics, Inc.*	18,500	157,250
Planar Systems, Inc.*	8,200	51,578
Progress Software Corp.*	1,300	35,321
Proofpoint, Inc.*, 1	1,700	100,674
QLogic Corp.*	19,740	290,968
Qumu Corp.*	500	6,700
Radisys Corp.*	3,910	8,407
RealD, Inc.*, 1	3,100	39,649
Richardson Electronics Ltd./United States	2,200	19,756
Rovi Corp.*	3,100	56,451
Rudolph Technologies, Inc.*	6,470	71,299
Science Applications International Corp.	1,600	82,160
Seachange International, Inc.*	8,300	65,155
Sigma Designs, Inc.*	11,900	95,557
StarTek, Inc.*	9,510	70,850
Super Micro Computer, Inc.*, 1	13,138	436,313
Sykes Enterprises, Inc.*	7,097	176,360
SYNNEX Corp.[1]	13,800	1,066,050
Syntel, Inc.*	2,330	120,531
Take-Two Interactive Software, Inc.*	2,000	50,910
Ultra Clean Holdings, Inc.*	6,300	45,045
Unisys Corp.*	1,300	30,173
USA Technologies, Inc.*, 1	8,720	23,980
VeriFone Systems, Inc.*	3,200	111,648
Wayside Technology Group, Inc.	1,200	21,144
		14,366,167
UTILITIES – 0.0%
Ormat Technologies, Inc.	1,580	60,072

TOTAL COMMON STOCKS
(Cost $156,305,624)		189,760,935

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2015 (Unaudited)

	Number of Shares	Value
MONEY MARKET INVESTMENTS – 18.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.06%[3,4]	21,326,495	$21,326,495
Federated Treasury Obligations Fund, 0.01%[3]	5,792,018	5,792,018
Fidelity Institutional Money Market Portfolio - Class I, 0.09%[3,4]	9,139,926	9,139,926

TOTAL MONEY MARKET INVESTMENTS
(Cost $36,258,439)		36,258,439

TOTAL INVESTMENTS – 115.4%
(Cost $192,564,063)		226,019,374

Liabilities less other assets – (15.4)%		(30,168,807)

TOTAL NET ASSETS – 100.0%		$195,850,567

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $29,472,209 at March 31, 2015.
[2]	Shares are non-voting.
[3]	Variable rate security; the rate shown represents the rate at March 31, 2015.
[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $30,466,421 at March 31, 2015.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	11.8%
Banks	10.1%
Retail	5.7%
Transportation	4.2%
Healthcare-Services	3.9%
Commercial Services	3.9%
Semiconductors	3.5%
Electronics	3.1%
Oil & Gas	3.0%
Diversified Financial Services	2.7%
Computers	2.6%
Food	2.5%
Oil & Gas Services	2.4%
Telecommunications	2.3%
Aerospace/Defense	2.2%
Savings & Loans	2.1%
Airlines	2.0%
Entertainment	1.8%
Building Materials	1.6%
Chemicals	1.6%
Apparel	1.6%
Healthcare-Products	1.5%
Internet	1.5%
Software	1.3%
Pharmaceuticals	1.3%
Media	1.1%
Trucking & Leasing	1.1%
Miscellaneous Manufacturing	1.1%
Engineering & Construction	1.0%
Mining	1.0%
Home Builders	0.8%
Household Products/Wares	0.8%
Machinery-Diversified	0.7%
Leisure Time	0.7%
Packaging & Containers	0.7%
Metal Fabricate/Hardware	0.7%
Auto Parts & Equipment	0.7%
Home Furnishings	0.7%
Textiles	0.6%
Forest Products & Paper	0.6%
Electrical Components & Equipment	0.6%
Energy-Alternate Sources	0.5%
Environmental Control	0.5%
Distribution/Wholesale	0.4%
Iron/Steel	0.4%
Biotechnology	0.3%
Real Estate	0.2%
Housewares	0.2%
Machinery-Construction & Mining	0.2%
Coal	0.2%
Office Furnishings	0.2%
Agriculture	0.1%
Hand/Machine Tools	0.1%
Lodging	0.1%
Investment Companies	0.1%
Holding Companies-Diversified	0.1%
Advertising	0.1%
Auto Manufacturers	0.1%
Beverages	0.0%
Storage/Warehousing	0.0%
Electric	0.0%
Pipelines	0.0%
Toys/Games/Hobbies	0.0%
Cosmetics/Personal Care	0.0%
Total Common Stocks	96.9%
Money Market Investments	18.5%
Total Investments	115.4%
Liabilities less other assets	(15.4)%
Total Net Assets	100.0%

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

ASSETS
Investments in securities, at value (cost $192,564,063)	$226,019,374	(1)
Cash	13,872
Receivables:
Securities sold	281,612
Fund shares issued	138,740
Dividends and interest	127,668
Securities lending income	15,667
Prepaid expenses and other assets	38,557
Total assets	226,635,490

LIABILITIES
Collateral due to broker for securities loaned	30,466,421
Payables:
Securities purchased	59,994
Fund shares redeemed	158,705
Due to Trustees	1,243
Due to Adviser	67,430
Accrued other expenses	31,130
Total liabilities	30,784,923

NET ASSETS	$195,850,567

COMPONENTS OF NET ASSETS
Paid-in-capital	$159,498,730
Accumulated undistributed net investment income	322,533
Accumulated net realized gain on investments	2,573,993
Net unrealized appreciation on investments	33,455,311
NET ASSETS	$195,850,567

Shares outstanding no par value (unlimited shares authorized)	11,712,578

Net asset value, offering and redemption price per share	$16.72

(1)	Includes securities on loan of $29,472,209 (Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of withholding tax of $905)	$1,388,264
Securities lending income	84,336
Interest	474
Total investment income	1,473,074

Expenses
Investment advisory fees	447,656
Fund accounting and administration fees and expenses	45,697
Transfer agent fees	41,092
Professional fees	20,201
Registration fees	19,470
Custody fees	14,168
Shareholder reporting fees	10,402
Insurance fees	6,285
Trustees' fees and expenses	2,493
Miscellaneous expenses	1,422

Total expenses	608,886
Expenses waived by the Adviser	(71,697)
Net expenses	537,189
Net investment income	935,885

Net Realized and Unrealized Gain from Investments
Net realized gain on investments	2,537,654
Net change in unrealized appreciation on investments	13,494,340
Net realized and unrealized gain on investments	16,031,994

Net Increase in Net Assets from Operations	$16,967,879

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$935,885	$896,141
Net realized gain on investments	2,537,654	390,174
Net change in unrealized appreciation on investments	13,494,340	4,166,222
Net increase resulting from operations	16,967,879	5,452,537

Distributions to Shareholders
From net investment income	(706,586)	(741,555)
From net realized gains	(407,931)	(3,657,634)
Net decrease resulting from distributions	(1,114,517)	(4,399,189)

Capital Transactions
Proceeds from shares issued	30,214,719	68,328,109
Reinvestment of distributions	1,111,026	4,398,162
Cost of shares repurchased	(12,786,879)	(16,075,838)
Net increase resulting from capital transactions	18,538,866	56,650,433

Total increase in net assets	34,392,228	57,703,781

Net Assets
Beginning of period	161,458,339	103,754,558
End of period	$195,850,567	$161,458,339

Accumulated undistributed net investment income	$322,533	$93,234

Capital Share Activity
Shares issued	1,910,421	4,301,397
Shares reinvested	71,112	287,405
Shares redeemed	(808,502)	(1,017,595)
Net increase in capital shares	1,173,031	3,571,207

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$15.32		$14.89	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.08		0.10	0.16	0.05
Net realized and unrealized gain on investments	1.42		0.89	3.70	1.32
Total from investment operations	1.50		0.99	3.86	1.37

Less Distributions:
From net investment income	(0.06)		(0.08)	(0.16)	(0.04)
From net realized gain	(0.04)		(0.48)	(0.14)	—
Total distributions	(0.10)		(0.56)	(0.30)	(0.04)

Net asset value, end of period	$16.72		$15.32	$14.89	$11.33

Total return	9.83	%(1)	6.70%	34.88%	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$195,851		$161,458	$103,755	$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	0.68	%(2)	0.72%	1.17%	2.80	%(2)
After fees reimbursed by the Adviser	0.60	%(2)	0.60%	0.60%	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	0.97	%(2)	0.52%	0.59%	(1.18%	)(2)
After fees reimbursed by the Adviser	1.05	%(2)	0.64%	1.16%	1.02	%(2)

Portfolio turnover rate	32	%(1)	16%	24%	33	%(1)

*	Commencement of operations.
(1)	Not Annualized.
(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS
As of March 31, 2015 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund qualifies as an investment company under Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services — Investment Companies (“ASC 946”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (“the Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2015:

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks
Basic Materials	$7,156,181	$—	$—	$7,156,181
Communications	9,784,034	—	—	9,784,034
Consumer, Cyclical	30,622,764	—	—	30,622,764
Consumer, Non-Cyclical	27,717,634	38,745	—	27,756,379
Diversified	154,155	—	—	154,155
Energy	11,972,707	—	—	11,972,707
Financial	52,917,806	57,192	—	52,974,998
Industrial	34,913,478	—	—	34,913,478
Technology	14,366,167	—	—	14,366,167
Utilities	60,072	—	—	60,072
Money Market Investments	36,258,439	—	—	36,258,439
Total Investments in Securities	$225,923,437	$95,937	$—	$226,019,374

*	The Fund held several securities classified as Level 2 securities at period end because these securities did not have any trading activity on March 31, 2015, and thus did not have a last reported sales price. As a result, these securities were valued at the mean between the most recent quoted bid and ask prices, in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Certain of these Level 2 securities which were held at the beginning of the year were classified as Level 1 securities at that time. The Fund recognizes transfers between levels at the end of the reporting period. The amount of such transfers out of Level 1 and into Level 2 was $67,467. The remaining securities were purchased during the period and are classified as Level 2 as of March 31, 2015.

Certain Level 1 securities which were held at the beginning of the year were classified as Level 2 securities at that time because they did not have any trading activity on September 30, 2014 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 was $205,139. There were no other transfers between Levels.

**	There were no Level 3 securities as of March 31, 2015.

(b)	Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(c)	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2015 (Unaudited)

upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years (for the Fund, since the commencement of operations), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)	Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At March 31, 2015, the value of securities loaned by the Fund was $29,472,209. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

(f)	Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to reimburse the Fund so that its total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) do not exceed 0.60% of the Fund’s average net assets per year, through January 31, 2016.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2015 (Unaudited)

Under the terms of the Expense Limitation Agreement, at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three fiscal years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. As of March 31, 2015, reimbursements that may potentially be made by the Fund to the Adviser total $913,205, which expire as follows:

September 30, 2015	$326,483
September 30, 2016	$354,482
September 30, 2017	$160,543
September 30, 2018	$71,697

Certain officers and a Trustee of the Trust are also officers of the Adviser.

4. Federal Income Tax Information

At September 30, 2014, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$195,160,305
Gross Unrealized Appreciation	$26,609,099
Gross Unrealized Depreciation	(6,617,407)
Net Unrealized Appreciation	$19,991,692

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2014 the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$98,961
Undistributed Long-term Gains	407,822
Tax Accumulated Earnings	506,783
Accumulated Capital and Other Losses	—
Unrealized Appreciation on Investments	19,991,692
Total Accumulated Earnings	$20,498,475

The tax character of distributions paid during the fiscal years ended September 30, 2014 and September 30, 2013 were as follows:

	September 30, 2014	September 30, 2013
Distributions Paid From:
Ordinary Income	$3,018,547	$1,181,571
Long-term Capital Gains	1,380,642	—
Total Distributions	$4,399,189	$1,181,571

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2015 (Unaudited)

5. Investment Transactions

For the six months ended March 31, 2015, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$73,348,962	$55,322,456

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Recently Issued Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2014	Ending account value March 31, 2015	Expenses paid during the period ended March 31, 2015*
Actual Example	$1,000.00	$1,098.30	$3.14
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.01	3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Vericimetry Funds
Board Approval of Investment Management Agreement (Unaudited)

At the Board meeting held on November 21, 2014, (the “Meeting”) the Board of Trustees (“Board”), including a majority of the independent trustees (hereinafter the “Trustees”) met to consider, among other matters, the approval of an investment management agreement (the “Investment Management Agreement”) between Vericimetry Advisors LLC (the “Adviser”) and Vericimetry Funds (the “Trust”), on behalf of the Vericimetry U.S. Small Cap Value Fund (the “Fund”).

In considering the renewal of the investment advisory agreement between the Trust and the Adviser (the “Investment Management Agreement”), the Board of Trustees considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs of the services to be provided and the potential profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board compared the Fund’s expense ratio, which is made up of the investment advisory fee and other expenses of the Fund, to expense ratios of a peer group of similar funds. Analysis of other managers offering funds in the same asset class indicates that the Fund’s advisory fee is highly competitive and generally lower than competing funds in the marketplace. The Board noted the Adviser’s representation that the current management fee appropriately reflects economies of scale based upon the complexity and levels of regulatory scrutiny involved in managing mutual fund portfolios. They also noted the advisory fee waiver structure in effect for the Fund. Furthermore, the Board noted that the Adviser has contractually agreed to waive the management fee or pay certain operating expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.60% of the Fund’s average net assets per year, at least until January 31, 2016. The Board upon reviewing the rationale for the Fund’s operating expense ratio agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale noting that no such economies of scale were achieved at this point given the low asset base of the Fund. The Board discussed with the Adviser professionals primarily responsible for day-to-day management of the Fund, their compensation and the services provided by the Adviser. The Board also reviewed the Adviser’s financial condition.

The Board, including a majority of the independent Trustees, concluded its satisfactory evaluation with the nature, extent and quality of the services to be provided to the Fund and without assigning particular weight to any single conclusion, supported approval of the Investment Management Agreement for the Fund.

Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	May 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	May 14, 2015